Unaudited Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary shares Class A	Ordinary shares Class B	Additional Paid-in Capital	Subscription receivable	Retained earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Mar. 31, 2024		$ 9,501	$ 499	$ 3,017,409	$ (300,000)	$ 1,531,108	$ (4,858)	$ 4,253,659
Beginning balance (in Shares) at Mar. 31, 2024	[1]	9,501,000	499,000
Class B capital injection					250,000			250,000
Net income (loss) for the period						828,559		828,559
Foreign currency translation gain							20,032	20,032
Ending balance at Sep. 30, 2024		$ 9,501	$ 499	3,017,409	(50,000)	2,359,667	15,174	5,352,250
Ending balance (in Shares) at Sep. 30, 2024	[1]	9,501,000	499,000
Beginning balance at Mar. 31, 2025		$ 11,000		3,463,898		1,504,052	10,819	4,989,769
Beginning balance (in Shares) at Mar. 31, 2025	[1]	11,000,000
Class B capital injection
Net income (loss) for the period						153,735		153,735
Foreign currency translation gain							(73)	(73)
Ending balance at Sep. 30, 2025		$ 11,000		$ 3,463,898		$ 1,657,787	$ 10,746	$ 5,143,431
Ending balance (in Shares) at Sep. 30, 2025	[1]	11,000,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.